Accounts and Other Receivables (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts and Other Receivables [abstract]
Trade receivables from concentrate sales	$ 34,250	$ 23,185
Advances and other receivables	1,249	1,095
Value added taxes recoverable	871	707
Total accounts and other receivables	$ 36,370	$ 24,987